  As filed with the U.S. Securities and Exchange Commission on January 14, 2005

                           Registration No. 333-73072

--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-6
                          REGISTRATION STATEMENT UNDER
                        THE SECURITIES ACT OF 1933 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 8 [X]

                                   ----------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV
                              (Exact name of trust)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of depositor)

                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 26 [X]
                        (Check Appropriate Box or Boxes)

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV
                           (Exact Name of Registrant)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               JOHN HANCOCK PLACE
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                           BOSTON, MASSACHUSETTS 02117
          (Complete address of depositor's principal executive offices)

                                   ----------

                             RONALD J. BOCAGE, ESQ.
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                        JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)

                                   ----------

                                    Copy to:
                            THOMAS C. LAUERMAN, ESQ.
                              Foley & Lardner 3000
                                 K Street, N.W.
                             Washington, D.C. 20007

                                   ----------

It is proposed that this filing become effective (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on May 1, 2004 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

     [ ] this post-effective amendment designates a new effective date for a previously filed amendment.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

--------------------------------------------------------------------------------
The sole purpose of this post-effective amendment is to add two exhibits. This amendment does not modify or delete any other portion of or material contained in the registration as effective at the time of filing the amendment.
--------------------------------------------------------------------------------

Part C: Other Information

Item 27. Exhibits

     (a) John Hancock Board Resolution establishing the separate account is incorporated by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement of File No. 33-63842, filed on March 6, 1996.

     (b) Not applicable.

     (c)(i) Form of Distribution and Servicing Agreement by and among Signator Investors, Inc. (previously known as "John Hancock Distributors, Inc."), John Hancock Life Insurance (previously known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

     (ii) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc. and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

     (iii) Schedule of sales commissions included in Exhibit 27(c)(i) above.

     (d)(i) Form of survivorship variable life insurance policy, incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement to this File, File No. 33-64364, filed on October 29, 1993.

     (ii) Form of rider option to split policy, incorporated by reference to the initial Form S-6 Registration Statement of this this File, File No. 33-64364, filed June 11, 1993.

     (e) Forms of application for Policy, incorporated by reference from Pre-Effective Amendment No. 1 to this File, File No. 33-64364, filed on October 29, 1993.

     (f)(i) John Hancock's Restated Articles of Organization are incorporated by reference from Post-Effective Amendment No. 10 to the Registration Statement of File No. 333-76662, filed on March 7, 2001.

     (ii) John Hancock's Articles of Amendment are incorporated by reference from Pre-Effective Amendment No.1 to File No. 333-91448, filed on September 23, 2002.

     (iii) John Hancock's Amended And Restated By-Laws are incorporated by reference from the Annual Report filed on Form 10-K, File No. 333-45862, filed March 27, 2002.

     (g) Not applicable.

     (h)(i) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), is incorporated by reference from Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

     (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), is incorporated by reference from Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

     (iii) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and Massachusetts Financial Services Company, is incorporated by reference from Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

     (iv) Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and Certain of its Affiliated Insurance Companies, each on behalf of itself and its Separate Accounts, and John Hancock Funds, Inc., is incorporated by reference from Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

     (v) Participation Agreement between Janus Aspen Series, Janus Capital Corp., and John Hancock Life Insurance Company, is incorporated by reference from File 333-425, filed on Form S-6 on November 1, 2001.

     (vi) Participation Agreement by and among the World Insurance Trust, First Dominion Capital Corporation, CSI Capital Management, Inc., and John Hancock Life Insurance Company, incorporated by reference from Post-Effective Amendment No. 4 to File No. 333-52128, filed on September 12, 2002.

     (vii) Participation Agreement among Ayco Series Trust, Mercer Allied Company, L.P. and John Hancock Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 6 to File No. 333-52128, filed on December 23, 2002.

     (i) Not applicable.

     (j) Power of attorney for David F. D'Alessandro, Foster L. Aborn, Wayne A. Budd, John M. Connors, Jr., John De Ciccio, Richard B. DeWolfe, Robert E. Fast, Michael C. Hawley, Edward H. Linde, R. Robert Popeo, and Robert J. Tarr are incorporated by reference to the initial registration statement of File No. 333-67744, filed on August 16, 2001. Power of attorney for Thomas P. Glynn, incorporated by reference to the initial registration statement to file No. 333-70734, filed on October 2, 2001. Power of attorney for Robert J. Davis, incorporated by reference to Post-Effective Amendment No. 5 to File No. 333-84783, filed on February 13, 2003.

     (k) Opinion and consent of counsel as to securities being registered, incorporated by reference from Pre-Effective Amendment No. 1 to this File, File No. 33-64364, filed on October 29, 1993.

     (l) Not applicable.

     (m) Not applicable.

     (n) Opinion of counsel as to the eligibility of this post-effective amendment pursuant to Rule 485(b), filed herewith.

     (n)(1) Consent of Independent Auditors, filed herewith

     (o) Not applicable.

     (p) Not applicable.

     (q) Memorandum describing John Hancock and JHVLICO's issuance, transfer and redemption procedures for policies pursuant to Rule 6e3(T)(b)(12)(iii), is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 Registration Statement to File No. 33-76662, filed April 19, 1996.

Item 28. Directors and Officers of the Depositor as of November, 2004.

DIRECTORS
---------
Dominic D'Alessandro                Chairman, President and Chief Executive Officer
John D. DesPrez, III                Senior Executive Vice President
James M. Benson                     Senior Executive Vice President
Donald A. Guloien                   Senior Executive Vice President and Chief Investment Officer
Jonathan Chiel                      Executive Vice President and General Counsel

Peter H. Rubenovitch                Senior Executive Vice President
Beverly S. Margolian                Senior Executive Vice President
Robert R. Reitano                   Senior Executive Vice President and Chief Investment Strategist

Executive Vice Presidents
Leo de Bever                        Executive Vice President
James R. Boyle                      Executive Vice President
Robert A. Cook                      Executive Vice President
Simon R. Curtis                     Executive Vice President
Marianne Harrison                   Executive Vice President
Jeanne M. Livermore                 Executive Vice President
Beverly S. Margolian                Executive Vice President
James P. O'Malley                   Executive Vice President
Jamie Shepherdson                   Executive Vice President
Peter A. Stuart                     Executive Vice President
Warren Thomson                      Executive Vice President
Michele G. Van Leer                 Executive Vice President

Senior Vice Presidents
Alison Alden                        Senior Vice President
Philip Armstrong                    Senior Vice President
Robert T. Cassato                   Senior Vice President
Peter Copestake                     Senior Vice President and Treasurer
Marc Costantini                     Senior Vice President
Steven Finch                        Senior Vice President and Chief Financial Officer
Patrick Gill                        Senior Vice President and Controller
Richard Gourley                     Senior Vice President and Chief Auditor
Robert P. Horne                     Senior Vice President
Norman Light                        Senior Vice President
Gregory Mack                        Senior Vice President
Ronald J. McHugh                    Senior Vice President
Daniel L. Ouellette                 Senior Vice President
John Ostler                         Senior Vice President
William H. Palmer                   Senior Vice President
Joseph P. Paster                    Senior Vice President
Diana L. Scott                      Senior Vice President
Klaus O. Shigley                    Senior Vice President and Corporate Actuary
Ivor J. Thomas                      Senior Vice President
Keith Walter                        Senior Vice President

Vice Presidents
Emanuel Alves                       Vice President, Counsel and Corporate Secretary
June Amori                          Vice President
Susan Bellingham                    Vice President
Ronald J. Bocage                    Vice President and Counsel
Richard A. Boutilier                Vice President
Robert Boyda                        Vice President
George H. Braun                     Vice President
William J. Briggs                   Vice President
James Brockelman                    Vice President
Brian Burnside                      Vice President
John Burrow                         Vice President
William Burrow                      Vice President
Tyler Carr                          Vice President
Philip Clarkson                     Vice President and Counsel

Brian Collins                       Vice President
Wilma Davis                         Vice President
Brent Dennis                        Vice President
Jacqueline DiGiovanni               Vice President
Michael Dommeruth                   Vice President
Stephen Dunn                        Vice President and Assistant Treasurer
Michael M. Epstein                  Vice President and Counsel
Carol Nicholson Fulp                Vice President
John Egbert                         Vice President
Edward Eng                          Vice President
Patrick Flynn                       Vice President
James D. Gallagher                  Vice President
Richard Harris                      Vice President
Scott S. Hartz                      Vice President
Kevin Hill                          Vice President
Roy Kapoor                          Vice President
Robert Kilimnik                     Vice President
Stephen Knoch                       Vice President
Robert Leach                        Vice President
David Libbey                        Vice President
David Longfritz                     Vice President
Katherine MacMillan                 Vice President
Kenneth Martinelli                  Vice President
Charles J. McKenney                 Vice President
C. Bruce Metzler                    Vice President
Curtis Morrison                     Vice President
Karen V. Morton-Grooms              Vice President and Counsel
Kenneth V. Nordstrom                Vice President
Geraldine F. Pangaro                Vice President
Steven Pinover                      Vice President
Deborah A. Poppel                   Vice President
James Rhodes                        Vice President
Mark Rizza                          Vice President
George Rothauser                    Vice President
Margo Sammons                       Vice President
Joseph Scott                        Vice President
Alan R. Seghezzi                    Vice President and Counsel
Gordon Shone                        Vice President
Neil Silverman                      Vice President
Jonnie Smith                        Vice President
Bruce R. Speca                      Vice President
Michael H. Studley                  Vice President and Counsel
Brooks E. Tingle                    Vice President
Dennis Turner                       Vice President
John G. Vrysen                      Vice President
Jean Wong                           Vice President
Randy Zipse                         Vice President
Wayne Zuk                           Vice President and Assistant Treasurer

Second Vice Presidents
Loida R. Abraham                    Second Vice President
Richard Alguire                     Second Vice President
Roy V. Anderson                     Second Vice President
Wendy A. Benson                     Second Vice President
Stephen J. Blewitt                  Second Vice President

Louise Corcoran                     Second Vice President
Frederic W. Corwin, Jr.             Second Vice President
David Hayter                        Second Vice President
Paul C. English                     Second Vice President
Joseph A. Fournier                  Second Vice President
E. Kendall Hines                    Second Vice President
Cathy Hopkinson                     Second Vice President and Assistant Treasurer
Jonathan Kutrubes                   Second Vice President
Lynne E. Martel                     Second Vice President
Janis K. McDonough                  Second Vice President
Peter J. Mongeau                    Second Vice President
Laura A. Moore                      Second Vice President
Colm D. Mullarkey                   Second Vice President
Barry S. Nectow                     Second Vice President
Phillip J. Peters                   Second Vice President
John W. Pluta                       Second Vice President
S. Mark Ray                         Second Vice President
Karl G. Reinhold                    Second Vice President
Thomas Samoluk                      Second Vice President
Yiji S. Starr                       Second Vice President

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Registrant is a separate account of John Hancock, operated as a unit investment trust. Registrant supports benefits payable under John Hancock's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust"), a mutual fund registered under the Investment Company Act of 1940 as an open-end management investment company of the "series" type.

The Registrant and other separate accounts of John Hancock and its subsidiary, John Hancock Variable Life Insurance Company, ("JHVLICO") own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity contracts and variable life insurance policies, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Trust held by the Registrant as to certain matters. Subject to the voting instructions, John Hancock directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFS"). A list of other persons controlled by MFS as of December 31, 2003 appears below:

                                                          % of    Jurisdiction of
Affiliate                                                Equity    Incorporation
---------------------------------------------------------------------------------
Manulife Financial Corporation                              100   Canada

Jupiter Merger Corporation                                  100   Delaware

The Manufacturers Life Insurance Company                    100   Canada

Manulife Bank of Canada                                     100   Canada

Manulife Financial Services Inc.                            100   Canada

Manulife Securities International Ltd.                      100   Canada

Enterprise Capital Management Inc.                           20   Ontario

Cantay Holdings Inc.                                        100   Ontario

FNA Financial Inc.                                          100   Canada

Elliot & Page Limited                                       100   Ontario

NAL Resources Limited                                       100   Alberta

3550435 Canada Inc.                                         100   Canada

MFC Insurance Company Limited                               100   Canada

FCM Holdings Inc.                                           100   Philippines

Manulife Canada Ltd.                                        100   Canada

1293319 Ontario Inc.                                        100   Ontario

3426505 Canada Inc.                                         100   Canada

Canaccord Holdings Ltd.                                   12.82   British Columbia

Manulife International Capital Corporation Limited          100   Ontario

Golf Town Canada Inc.                                     43.43   Canada

Regional Power Inc.                                          80   Canada

Addalam Power Corporation/1/                                 50   Philippines

Avotus Corp.                                              10.36   Canada

First North American Insurance Company                      100   Canada

JLOC Holding Company                                         30   Cayman Islands

Opportunity Finance Company                                  30   Cayman Islands

Resolute Energy Inc.                                      11.62   Alberta

Seamark Asset Management Ltd.                             35.01   Canada

NAL Resources Management Limited                            100   Canada

1050906 Alberta Ltd.                                        100   Alberta

PK Liquidating Company II, LLC                               18   Delaware

PK Liquidating Company I, LLC                             18.66   Delaware

Micro Optics Design Corporation                           17.69   Nevada

Innova LifeSciences Corporation                            15.6   Ontario

2015401 Ontario Inc.                                        100   Ontario

2015500 Ontario Inc.                                        100   Ontario

MFC Global Investment Management (U.S.A.) Limited           100   Canada

Cavalier Cable, Inc./2/                                      78   Delaware

2024385 Ontario Inc.                                        100   Ontario

NALC Holdings Inc./3/                                        50   Ontario

Manulife Holdings (Alberta) Limited                         100   Alberta

Manulife Holdings (Delaware) LLC                            100   Delaware

The Manufacturers Investment Corporation                    100   Michigan

Manulife Reinsurance Limited                                100   Bermuda

Manulife Reinsurance (Bermuda) Limited                      100   Bermuda

The Manufacturers Life Insurance Company (U.S.A.)           100   Michigan

ManuLife Service Corporation                                100   Colorado

Manulife Financial Securities LLC                           100   Delaware

Manufacturers Securities Services, LLC/4/                    60   Delaware

The Manufacturers Life Insurance Company of New York        100   New York

The Manufacturers Life Insurance Company of America         100   Michigan

Aegis Analytic Corporation                                15.41   Delaware

Manulife Property Management of Washington, D.C., Inc.      100   Wash., D.C.

ESLS Investment Limited, LLC                                 25   Ohio

Polymerix Corporation                                      11.4   Delaware

Ennal, Inc.                                                 100   Delaware

Avon Long Term Care Leaders LLC                             100   Delaware

TissueInformatics Inc.                                    14.71   Delaware

Ironside Venture Partners I LLC                             100   Delaware

NewRiver Investor Communications Inc.                     11.29   Delaware

Ironside Venture Partners II LLC                            100   Delaware

Flex Holding, LLC                                          27.7   Delaware

Flex Leasing I, LLC                                       99.99   Delaware

Manulife Leasing Co., LLC                                    80   Delaware

Dover Leasing Investments, LLC                               99   Delaware

MCC Asset Management, Inc.                                  100   Delaware

MFC Global Fund Management (Europe) Limited                 100   England

MFC Global Investment Management (Europe) Limited           100   England

WT (SW) Properties Ltd.                                     100   England

Manulife Europe Ruckversicherungs-Aktiengesellschaft        100   Germany

Manulife International Holdings Limited                     100   Bermuda

Manulife Provident Funds Trust Company Limited              100   Hong Kong

Manulife Asset Management (Asia) Limited                    100   Barbados

P.T. Manulife Aset Manajemen Indonesia                       85   Indonesia

Manulife Asset Management (Hong Kong) Limited               100   Hong Kong

Manulife (International) Limited                            100   Bermuda

Manulife-Sinochem Life Insurance Co. Ltd.                    51   China

The Manufacturers (Pacific Asia) Insurance Company
Limited                                                     100   Hong Kong

Manulife Consultants Limited                                100   Hong Kong

Manulife Financial Shareholdings Limited                    100   Hong Kong

Manulife Financial Management Limited                       100   Hong Kong

Manulife Financial Group Limited                            100   Hong Kong

Manulife Financial Investment Limited                       100   Hong Kong

Manulife (Vietnam) Limited                                  100   Vietnam

The Manufacturers Life Insurance Co. (Phils.), Inc.         100   Philippines

FCM Plans, Inc.                                             100   Philippines

Manulife Financial Plans, Inc.                              100   Philippines

P.T. Asuransi Jiwa Manulife Indonesia                        71   Indonesia

P.T. Buanadaya Sarana Informatika                           100   Indonesia

P.T. Asuransi Jiwa Arta Mandiri Prima                       100   Indonesia

P.T. Zurich Life Insurance Company                          100   Indonesia

P.T. ING Life Insurance Indonesia                           100   Indonesia

Manulife (Singapore) Pte. Ltd.                              100   Singapore

Manulife Holdings (Bermuda) Limited                         100   Bermuda

Manulife Management Services Ltd.                           100   Barbados

Manufacturers P&C Limited                                   100   Barbados

Manufacturers Life Reinsurance Limited                      100   Barbados

Manulife European Holdings 2003 (Alberta) Limited           100   Alberta

Manulife European Investments (Alberta) Limited             100   Alberta

Manulife Hungary Holdings Limited/5/                         99   Hungary

MLI Resources Inc.                                          100   Alberta

Manulife Life Insurance Company/6/                           35   Japan

Manulife Century Investments (Bermuda) Limited              100   Bermuda

Manulife Century Investments (Luxembourg) S.A.              100   Luxembourg

Manulife Century Investments (Netherlands) B.V.             100   Netherlands

Daihyaku Manulife Holdings (Bermuda) Limited                100   Bermuda

Manulife Century Holdings (Netherlands) B.V.                100   Netherlands

Kyoritsu Confirm Co., Ltd./7/                              90.9   Japan

Manulife Premium Collection Co., Ltd./8/                     57   Japan

Y.K. Manulife Properties Japan                              100   Japan

Manulife Holdings (Hong Kong) Limited                       100   Hong Kong

Manulife (Malaysia) SDN. BHD.                               100   Malaysia

Manulife Financial Systems (Hong Kong) Limited              100   Hong Kong

Manulife Data Services Inc.                                 100   Barbados

1.   Inactive subsidiaries are noted in italics.
2. 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).
3.   50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.
4. 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.
5.   1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.
6. 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.
7.   9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance
     Company.
8. 33% Of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

Item 30. Indemnification

     Pursuant to Article 8 of John Hancock's Bylaws and Chapter 156B, Section 67 of the Massachusetts Business Corporation Law, John Hancock indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of John Hancock.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

     (a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V and H, John Hancock Variable Life Accounts S, U, V, and UV.

     (b) OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC. as of May 2004.

Name                            Title
----                            -----
William H. Palmer               Chairman, CEO and Director
Wendy A. Benson                 President, COO and Director

Katherine P. Klingler           Vice President
Peter Copestake                 Vice President and Treasurer
Wayne Zuk                       Vice President, Treasury and Assistant Treasurer
Cathy Hopkinson                 Assistant Vice President, Treasury and Assistant
                                Treasurer
David Hayter                    Assistant Vice President, Securities Operations
Richard A. Brown                Assistant Treasurer
Grant D. Ward                   Secretary/Clerk
Daniel L. Ouellette             Director

Francis J. Taft                 Director
Ronald J. McHugh                Director

----------
     All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8, Boston, MA 02117.

     (c)(1) Signator Investors, Inc.

     The information contained in the section titled "Principal Underwriter and Distributor" in the Statement of Additional Information, contained in this Registration Statement, is hereby incorporated by reference in response to Item 31.(c)(2-5).

Item 32. Location of Accounts and Records

     The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock (at the same address), in its capacity as Registrant's depositor, and JHVLICO (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

Item 33. Management Services

     All management services contracts are discussed in Part A or Part B.

Item 34. Fee Representation

     John Hancock Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 14th day of January, 2005.

                           On behalf of the Registrant
                      John Hancock Variable Life Account UV
                                  (Registrant)

                     By: John Hancock Life Insurance Company


                             By: /s/James M. Benson
                   ------------------------------------------
                                 James M. Benson
                      President and Chief Executive Officer

                       John Hancock Life Insurance Company
                                   (Depositor)


                             By: /s/ James M. Benson
                    ----------------------------------------
                                 James M. Benson
                      President and Chief Executive Officer


Attest: /s/ Ronald J. Bocage
        ---------------------------------------------
        Ronald J. Bocage
        Vice President and Counsel

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Life Insurance Company and on the dates indicated.


/s/ STEVEN FINCH                                   January 14, 2005
------------------------------------------------
Steven Finch
Senior Vice President and Chief
Financial Officer


/s/ PATRICK GILL                                   January 14, 2005
------------------------------------------------
Patrick Gill
Senior Vice President and Controller


/s/ PATRICK GILL                                   January 14, 2005
------------------------------------------------
Patrick Gill
Senior Vice President and Controller


/s/ JAMES M. BENSON                                January 14, 2005
------------------------------------------------
James M. Benson
President and Chief Executive Officer
(Principal Executive Officer)
Signing for himself and as Attorney-In-Fact for:

Dominic D'Alessandro
John D. DesPrez,III
James M. Benson
Jonathan Chiel
Donald A. Guloien
Peter H. Rubenovitch
Beverly S. Margolian
Robert R. Reitano